ORGANIZATION AND BASIS OF PRESENTATION. (Details 4) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Numerator
Net loss attributed to Pacific Ethanol, Inc.	$ (27,326)			$ (32,010)	$ (7,514)	$ (12,908)	$ (7,841)	$ (13,285)	$ (202)	$ (8,841)	$ (12,636)	$ (47,862)	$ (28,263)	$ (60,273)	$ (34,964)	$ 1,419
Less: Preferred stock dividends	(319)	$ (315)	$ (312)		(319)	(315)	(312)					(946)	(946)	(1,265)	(1,265)	(1,269)
Less: Income allocated to participating securities																(2)
Basic income per share:
Income (loss) available to common stockholders, basic	$ (27,645)			$ (32,329)	$ (7,833)	$ (13,223)	$ (8,153)	$ (13,604)	$ (521)	$ (9,156)	$ (12,948)	$ (48,808)	$ (29,209)	(61,538)	(36,229)	148
Diluted income per share:
Income (loss) available to common stockholders, diluted														$ (61,538)	$ (36,229)	$ 148
Shares Denominator
Shares available to common stockholders - basic														43,376	42,745	42,182
Incremental shares - Options																69
Shares available to common stockholders - diluted														43,376	42,745	42,251
Per-Share Amount
Per-Share amount - basic														$ (1.42)	$ (0.85)	$ 0.00
Per-Shares amount - diluted														$ (1.42)	$ (0.85)	$ 0.00